Current Income Tax Assets - Summary of Current Income Tax Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Tax Advances	$ 209,238	$ 4,455,198
Total	$ 209,238	$ 4,455,198